Revenue	6 Months Ended
Jun. 30, 2019
Revenue.
Revenue

Note 10 – Revenue

Revenue classified by commodity, geography and type is comprised of the following:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2019	2018	2019	2018
Commodity
Gold(1)	$105.9	$108.6	$219.9	$226.9
Silver	16.6	18.1	36.6	41.6
Platinum-group metals(1)	14.7	9.6	33.8	18.9
Other mining commodities	5.7	2.3	11.6	5.3
Energy	27.6	22.7	48.4	41.7
	$170.5	$161.3	$350.3	$334.4
Geography
Latin America	$60.9	$63.9	$135.9	$141.0
United States	36.0	35.6	68.9	66.2
Canada(1)	39.7	30.9	78.5	62.7
Rest of World	33.9	30.9	67.0	64.5
	$170.5	$161.3	$350.3	$334.4
Type
Revenue-based royalties	$56.4	$50.5	$112.8	$98.9
Streams(1)	88.1	90.7	192.8	194.4
Profit-based royalties	17.3	11.9	26.9	23.7
Other	8.7	8.2	17.8	17.4
	$170.5	$161.3	$350.3	$334.4
1.

Includes revenue of $0.3 million and $0.8 million of provisional price adjustments for gold and platinum-group metals, respectively, for the three months ended June 30, 2019  (Q2/2018 - $0.2 million and $0.1 million, respectively). For the six months ended June 30, 2019, includes revenue of nil and $3.4 million for gold and platinum-group metals, respectively (H1/2018 - $0.5 million and $0.6 million, respectively).